REPORTING ENTITY - Sale of BAC Holding - Details of transaction (Details) - COP ($) shares in Millions, $ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Share of profit of equity accounted investees, net of tax		$ 378,396	$ 371,397	$ 372,777
Hedged Items		514,713	(797,514)	(6,675,329)
Other Comprehensive Income items which were reclassified to profit or loss
Net gain (loss) on hedges of net investments in foreign operations - Hedged items		514,713	(797,514)	(6,675,329)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument		(500,007)	760,997	2,549,821
Foreign currency translation differences from unhedged foreign operations		247,019	(409,671)	1,356,213
Deferred tax		226,191	(814,151)	(955,530)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		458,118	458,930	(2,752,028)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		$ 458,118	$ 458,930	(2,752,028)
Net income from discontinued operations, net of tax				866,166
BAC Holding International Corp
Other Comprehensive Income items which were reclassified to profit or loss
Total other comprehensive income that will be reclassified to profit or loss, net of tax				1,429,325
Total other comprehensive income that will be reclassified to profit or loss, net of tax				1,429,325
Net income from discontinued operations, net of tax				866,166
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
BAC shares before the sale	10,805,047,272
Investment carrying amount as of April 1, (The fair value of the retained interest).	$ 3,356,952
Share of profit of equity accounted investees, net of tax	251,660
Other Comprehensive Income, investments in associates	(15,364)
Hedged Items	930,900
Other Comprehensive Income, cumulative translation adjustment of the investments	1,439
Derecognition of BAC Holding as an investment in associate	4,525,587
Recognition of retained interest	519,964
Consideration received	2,645,914
Amount reclassified to discontinued operations as a Share of profit of equity accounted investees, net of tax	251,660
Other Comprehensive Income items which were reclassified to profit or loss
Net gain (loss) on hedges of net investments in foreign operations - Hedged items	930,900
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(900,454)
Foreign currency translation differences from unhedged foreign operations	30,446
Equity method	(15,364)
Cumulative translation adjustment of the investments	1,439
Deferred tax	360,182
Total other comprehensive income that will be reclassified to profit or loss, net of tax	$ 376,703			1,429,325
Proportion of ownership interest in subsidiary	68.93%
Attributable to owners of the parent	$ 259,644
Attributable to non-controlling interest	117,059
Total other comprehensive income that will be reclassified to profit or loss, net of tax	376,703			1,429,325
Net income from discontinued operations, net of tax	$ (731,346)			$ 866,166